Document and Entity Information Document	12 Months Ended
Sep. 01, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	MICRON TECHNOLOGY INC
Entity Central Index Key	0000723125
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 01, 2016